INVESTMENTS IN DEBT AND EQUITY SECURITIES	6 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN DEBT AND EQUITY SECURITIES	INVESTMENTS IN DEBT AND EQUITY SECURITIES
Investment securities held by the Company consist of the following investments in corporate bonds and equity securities:

(in thousands of $)	June 30, 2022	December 31, 2021
Corporate Bonds	6,315	9,680
Equity Securities	14,419	11,530
Total Investment in Debt and Equity Securities	20,734	21,210

Corporate Bonds

The corporate bonds are classified as available-for-sale securities and are recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income".

	Six months ended June 30, 2022			Year ended December 31, 2021
(in thousands of $)	Amortized Cost	Unrealized gains/(losses)	Fair value	Amortized Cost	Unrealized gains/(losses)	Fair value
Corporate bonds:
NorAm Drilling Bond	4,132	487	4,619	4,132	487	4,619
NT Rig Holdco Liquidity 12%	1,222	474	1,696	4,917	144	5,061
NT Rig Holdco 7.5%	—	—	—	—	—	—
Oro Negro 7.5%	—	—	—	—	—	—
Total corporate bonds	5,354	961	6,315	9,049	631	9,680
The existing Oro Negro Drilling Pte. Ltd. (“Oro Negro”) 12% and 7.5% bonds underwent a debt restructuring in 2020 that resulted in the recognition of NT Rig Holdco Pte. Ltd (“NT Rig Holdco”) Liquidity 12% bonds and NT Rig Holdco 7.5% bonds and the redemption of the Oro Negro 12% bonds in full and a substantial proportion of the Oro Negro 7.5% bonds. The Company recorded no gain or loss on the redemption of the bonds.

During the year ended December 31, 2021, the Company acquired additional NT Rig Holdco Liquidity 12% bonds for a total purchase price of $1.4 million.

During the year ended December 31, 2021, an aggregate impairment loss of $0.8 million was recorded against the Oro Negro 7.5% bonds and the NT Rig Holdco 7.5% bonds.

During the six months ended June 30, 2022, the Company received $5.1 million from the partial redemption of NT Rig Holdco Liquidity 12% bonds, following the sale of five jack up rigs by NT Rig Holdco. A gain of $1.4 million was recognized in the Statement of Operations in relation to the redemption of the bonds. The remaining balance of $1.7 million as of June 30, 2022 represents further redemptions expected on the bond.

Equity Securities

Changes in the fair value of equity investments are recognized in net income.

(in thousands of $)	June 30, 2022	December 31, 2021
Frontline	12,830	10,238
NorAm Drilling	1,589	1,292
Total Equity Securities	14,419	11,530

Equity Securities pledged to creditors	12,830	10,238

In March 2021, the Company received a capital dividend of approximately $8.8 million from ADS Maritime Holding Plc (“ADS Maritime Holding”) following the sale of its remaining two vessels. Also in March 2021, the Company sold all of its remaining shares in ADS Maritime Holding for a consideration of $0.8 million and recognized a gain of $0.7 million in the Statement of Operations in relation to the disposal during the year ended December 31, 2021.

Equity Securities Pledged to Creditors

As of June 30, 2022, the Company held approximately 1.4 million shares of Frontline Ltd. ("Frontline"), a related party (December 31, 2021: 1.4 million shares). (Refer to Note 17: Related Party Transactions).

In December 2019, the Company entered into a forward contract to repurchase 3.4 million shares of Frontline in June 2020 for $36.8 million. During the year ended December 31, 2020, the Company repurchased and simultaneously sold approximately 2.0 million shares in Frontline for total proceeds of $21.1 million and recorded gains of $2.3 million in the Statement of Operations in respect of the sales.

The Company has continuously renewed the forward contract and as of June 30, 2022, the Company had a forward contract, which expired in July 2022, to repurchase 1.4 million shares of Frontline (December 31, 2021: 1.4 million shares) at a repurchase price of $16.6 million (December 31, 2021: $16.4 million), including deemed accrued interest. In July 2022, the forward contract to repurchase 1.4 million shares of Frontline, was rolled over to September 2022, at a repurchase price of $16.7 million. The transaction has been accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability of $15.6 million recorded within debt at June 30, 2022 (December 31, 2021: $15.6 million). (See also Note 12: Short-Term and Long-Term Debt and Note 19: Commitments and Contingent Liabilities).